Loans and other borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loans and other borrowings
22. Loans and other borrowings

	2020			2019
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	—	—	—	—	125	125

£173m 3.875% bonds 2022	—	235	235	—	528	528

€500m 1.625% bonds 2024	—	611	611	—	—	—

£300m 3.75% bonds 2025	—	413	413	—	399	399

£350m 2.125% bonds 2026	—	479	479	—	462	462

€500m 2.125% bonds 2027	—	618	618	—	564	564

£400m 3.375% bonds 2028	—	542	542	—	—	—

Commercial paper	818	—	818	—	—	—

	818	2,898	3,716	—	2,078	2,078

Bank overdrafts	51	—	51	87	—	87

Total loans and other borrowings	869	2,898	3,767	87	2,078	2,165

Denominated in the following currencies:

Sterling	821	1,669	2,490	2	1,389	1,391

US dollars	31	—	31	82	125	207

Euros	13	1,229	1,242	1	564	565

Other	4	—	4	2	—	2

	869	2,898	3,767	87	2,078	2,165

Unsecured bank loans
Unsecured bank loans are borrowings under the Group’s Syndicated and Bilateral Facilities. Amounts are classified as non-current
when the facilities have more than 12 months to expiry.
The Syndicated Facility comprises a $1,275m revolving credit facility and the Bilateral Facility comprises a $75m revolving credit facility. During 2020, the maturities of both facilities have been extended for 18 months to September 2023. The covenant tests have been waived or amended as detailed in note 24.
The Bilateral Facility contains the same terms and covenants as the Syndicated Facility (see note 24).
A variable rate of interest is payable on amounts drawn under both facilities, which were undrawn at 31 December 2020. The maximum amount drawn under the combined facilities during the year was $690m (2019: $475m).
£173m 3.875% bonds 2022
£400m 3.875% fixed interest sterling bonds were issued on 28 November 2012. On 8 October 2020 £227m were repurchased at 104.4% of face value. The premium on repayment and associated write-off
of fees and discount totalling $14m are classified as exceptional costs due to their size and nature (see note 6). The remaining bonds are repayable in full on 28 November 2022. Interest is payable annually on 28 November. The bonds were initially priced at 98.787% of face value and are unsecured.
€500m 1.625% bonds 2024
The 1.625% fixed interest euro bonds were issued on 8 October 2020 and are repayable in full on 8 October 2024. Interest is payable annually on 8 October. The bonds were initially priced at 99.563% of face value and are unsecured. Currency swaps were transacted at the same time the bonds were issued in order to swap the proceeds and interest flows into sterling (see note 24).
£300m 3.75% bonds 2025
The 3.75% fixed interest sterling bonds were issued on 14 August 2015 and are repayable in full on 14 August 2025. Interest is payable annually on 14 August. The bonds were initially priced at 99.014% of face value and are unsecured.
£350m 2.125% bonds 2026
The 2.125% fixed interest sterling bonds were issued on 24 August 2016 and are repayable in full on 24 August 2026. Interest is payable annually on 24 August. The bonds were initially priced at 99.45% of face value and are unsecured.
€500m 2.125% bonds 2027
The 2.125% fixed interest euro bonds were issued on 15 November 2018 and are repayable in full on 15 May 2027. Interest is payable annually on 15 May. The bonds were initially priced at 99.53% of face value and are unsecured. Currency swaps were transacted at the same time the bonds were issued in order to swap the proceeds and interest flows into sterling (see note 24).
£400m 3.375% bonds 2028
The 3.375% fixed interest sterling bonds were issued on 8 October 2020 and are repayable in full on 8 October 2028. Interest is payable annually on 8 October. The bonds were initially priced at 98.966% of face value and are unsecured.
Commercial paper
The Group issued £600m under the UK Government’s Covid Corporate Financing Facility (‘CCFF’), maturing on 16 March 2021. The paper was priced at 99.556% of face value and is unsecured.
Bank overdrafts
Bank overdrafts are matched by equivalent amounts of cash and cash equivalents under the Group’s cash pooling arrangements (see note 19).

Facilities provided by banks

	2020			2019
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	—	1,350	1,350	125	1,225	1,350

Uncommitted	—	50	50	—	54	54

	—	1,400	1,400	125	1,279	1,404

	2020 $m	2019 $m
Expiry of unutilised facilities

Within one year	50	54

After two but before five years	1,350	1,225

	1,400	1,279

Utilised facilities are calculated based on actual drawings and may not agree to the carrying value of loans held at amortised cost.